CONVERTIBLE PROMISSORY NOTES	12 Months Ended
Dec. 31, 2021
CONVERTIBLE PROMISSORY NOTES
12.	CONVERTIBLE PROMISSORY NOTES
As of December 31, 2020, the Company had various convertible notes outstanding to investors. The Company refers to the collective group of all such note instruments as the
“Pre-Merger
Convertible Promissory
Notes.” As of December 31, 2020, these
Pre-Merger
Convertible Promissory Notes had a balance of $67.6 million. During the year ended December 31, 2021, the Company issued additional convertible notes, including convertible promissory notes issued and sold in January 2021 (the “Q1 2021 Convertible Notes”) and the 2028 Convertible Notes. Upon effectiveness of the Merger on April 28, 2021, all outstanding
Pre-Merger
Convertible Promissory Notes were converted to common stock and cancelled (see “— Conversion and Cancellation of Convertible Promissory Notes Upon Merger” below). As of December 31, 2021, the
Pre-Merger
Convertible Promissory Notes and the Q1 2021 Convertible Notes were no longer outstanding.
Q1 2021 Convertible Notes
In January 2021, the Company issued and sold the Q1 2021 Convertible Notes under the same terms as the then existing
Pre-Merger
Convertible Promissory Notes to various investors with aggregate gross proceeds of $1.1 million. The Company evaluated the conversion option within the Q1 2021 Convertible Notes and determined the effective conversion price was beneficial to the note holders.
Conversion and Cancellation of Convertible Promissory Notes Upon Merger
Immediately prior to the effectiveness of the Merger, the entire balance of the Company’s outstanding
Pre-Merger
Convertible Promissory Notes issued by Legacy Stem automatically converted into shares of Legacy Stem Common Stock. Upon the effectiveness of the Merger, these shares of Legacy Stem Common Stock automatically converted into 10,921,548 shares of common stock of Stem. The balance associated with the outstanding
Pre-Merger
Convertible Promissory Notes totaling $77.7 million, including $7.7 million of interest accrued on the notes through the date of Merger, was reclassified to additional paid-in-capital.
The unamortized portion of the debt discount associated with the outstanding Q1 2021 Convertible Notes totaling $1.1 million was fully expensed to loss on extinguishment of debt on the Company’s statement of operations.
2028 Convertible Notes and Capped Call Options
2028 Convertible Notes
On November 22, 2021, the Company issued $460.0 million aggregate principal amount of its 2028 Convertible Notes in a private placement offering to qualified institutional buyers (the “Initial Purchasers”) pursuant to Rule 144A under the Securities Act of 1933, as amended.
The 2028 Convertible Notes are senior, unsecured obligations of the Company and bear interest at a rate of 0.5% per year, payable in cash semi-annually in arrears in June and December of each year, beginning in June 2022. The notes will mature on December 1, 2028, unless earlier repurchased, redeemed or converted in accordance with their terms prior to such date. Upon conversion, the Company may choose to pay or deliver, as the case may be, cash, shares of common stock or a combination of cash and shares of common stock. The Notes are redeemable for cash at the Company’s option at any time given certain conditions (as discussed below), at an initial conversion rate of 34.1965 shares of common stock per $1,000 principal amount of 2028 Convertible Notes, which is equivalent to an initial conversion price of approximately $29.24 (the “2028 Conversion Price”) per share of the Company’s common stock. The conversion rate is subject to customary adjustments for certain events as described in the Indenture.
The Company may redeem for cash all or any portion of the 2028 Convertible Notes, at the Company’s option, on or after December 5, 2025 if the last reported sale price of the Company’s common stock has been at least 130% of the 2028 Conversion Price then in effect for at least 20 trading days at a redemption price equal to 100% of the principal amount of the 2028 Convertible Notes to be redeemed, plus accrued and unpaid interest.

The Company’s net proceeds from this offering were approximately $445.7 million, after deducting the Initial Purchasers’ discounts and debt issuance costs. To minimize the impact of potential dilution to the Company’s common stockholders upon conversion of the 2028 Convertible Notes, the Company entered into separate capped calls transactions (the “Capped Calls”) as described below.
In accordance with accounting guidance for debt with conversion and other options, the Company separately accounted for the liability and equity components of the 2028 Convertible Notes by allocating the proceeds between the liability component and the equity component, due to the Company’s ability to settle the 2028 Convertible Notes in cash, its common Stock, or a combination of cash and common Stock at the option of the Company. The carrying amount of the liability component was calculated by measuring the fair value of a similar liability that does not have an associated conversion feature. The equity component of the 2028 Convertible Notes was recognized as a debt discount and represents the difference between the gross proceeds from the issuance of the 2028 Convertible Notes and the fair value of the liability component of the 2028 Convertible Notes on the date of issuance. The debt discount is amortized to interest expense using the effective interest method over approximately seven years, or the expected life of the 2028 Convertible Notes. The equity component is not remeasured as long as it continues to meet the conditions for equity classification.
After allocating the proceeds of the liability and equity components, the Company further allocated $14.3 million initial purchasers’ debt discount and debt issuance cost of $12.4 million and $1.9 million, respectively. The initial purchaser’s discount and debt issuance costs primarily consisted of underwriters, advisory, legal, and accounting fees. These costs were allocated to the debt and equity components based on the allocation of the proceeds as follows (in thousands):

	Amount	Equity Component	Debt Component
Initial Purchaser’s Debt Discount	$12,420	$3,650	$8,770
Debt Issuance Costs	1,871	550	1,321

Total	$14,291	$4,200	$10,091

The portion allocated to the debt component is amortized to interest expense using the effective interest method over the expected life of the 2028 Convertible Notes, or approximately its seven-year term. The effective interest rate on the liability component of the 2028 Convertible Notes for the period from the date of issuance through December 2028 is 5.96%, which remains unchanged from the date of issuance.
The outstanding 2028 Convertible Notes balances as of December 31, 2021, are summarized in the following table (in thousands):

December 31, 2021
Debt Component
Outstanding principal	$460,000
Unamortized initial purchaser’s debt discount and debt issuance cost	(143,458)

Net carrying amount	$316,542

At the original issuance date, the fair value of the debt component of the Company’s 2028 Convertible Notes was $324.8 million and the estimated fair value of the equity component was $135.2 million, as measured on the date of issuance, resulting in a total fair value of $460.0 million for the 2028 Convertible Notes. The 2028 Convertible Notes were priced at par at the valuation date resulting in the fair value of the 2028 Convertible Notes equal to the principal amount of $460.0 million. The fair value of the equity component has been calculated as the residual amount between the fair value of the 2028 Convertible Notes and the fair value of the debt component.
The following table presents total interest expense recognized related to the 2028 Convertible Notes during the year ended December 31, 2021 (in thousands):

December 31, 2021
Cash interest expense
Contractual interest expense	$249
Non-cash interest expense
Amortization of debt discount and debt issuance cost	$1,812

Total interest expense	$2,061

Capped Call Options
On November 17, 2021, in connection with the pricing of the 2028 Convertible Notes, and on November 19, 2021, in connection with the exercise in full by the Initial Purchasers of their option to purchase additional Notes, the Company entered into Capped Calls with certain counterparties. The Company used $66.7 million of the net proceeds to pay the cost of the Capped Calls.
The Capped Calls have an initial strike price of $29.2428 per share, which corresponds to the initial conversion price of the 2028 Convertible Notes and is subject to anti-dilution adjustments. The Capped Calls have a cap price of $49.6575 per share, subject to certain adjustments.
The Capped Calls are considered separate transactions entered into by and between the Company and the Capped Calls counterparties, and are not part of the terms of the 2028 Convertible Notes. The Company recorded a reduction to additional paid-in
capital of $66.7 million during the year ended December 31, 2021 related to the premium payments for the Capped Calls. These instruments meet the conditions outlined in ASC 815 to be classified in stockholders’ equity (deficit) and are not subsequently remeasured as long as the conditions for equity classification continue to be met.